Equity (Narrative) (Details)							1 Months Ended		12 Months Ended
	Feb. 07, 2023 ₪ / shares $ / shares	Feb. 07, 2023 USD ($) $ / shares shares	Oct. 06, 2022 ₪ / shares shares	Sep. 26, 2022 USD ($) shares	Mar. 07, 2022 ₪ / shares	Mar. 07, 2022 USD ($) shares	Nov. 28, 2022 ₪ / shares	Sep. 28, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	May 31, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares	Dec. 05, 2022 ₪ / shares shares	Nov. 28, 2022 USD ($) shares	Nov. 27, 2022 USD ($) shares	Sep. 26, 2022 ₪ / shares
Disclosure of classes of share capital [line items]
Additional ordinary shares issued upon vesting of outstanding RSU's									17,458	41,395	4,852
Authorized share capital | $																	$ 900,000	$ 500,000
Number of shares authorised													20,000,000	1,400,000	12,857,143	90,000,000		50,000,000
Par value per share | (per share)	$ 14	$ 14					₪ 0.01					₪ 0.07		₪ 0.07	₪ 0.07	₪ 0.01
Reverse stock split ratio							1-for-7 ratio		1-for-7 ratio
Number of common shares issued		1,964,286		1,082,223		744,048
Price per common shares issued | ₪ / shares	$ 0.0014				₪ 13.44
Proceeds from shares issued | $		$ 27,500,000				$ 8,653,000
Amount of underwriting discounts and commissions | $						$ 1,021,000
Exercised options to purchase additional ordinary shares						89,012
Aggregate amount of registered direct offering | $				$ 13,257,000
Purchase price of registered direct offering | ₪ / shares																			₪ 12.25
Number of warrants issued				1,082,223					124,491
Exercise price of warrants | ₪ / shares												₪ 0.0015312							₪ 13.475
Warrants expiration period				4 years
Net proceeds from offering amount | $								$ 11,698,000
Risk free interest rate of warrants									4.37%
Average standard deviation of warrants									68.00%
Unregistered pre funded warrants issued									1,407,583
Proceeds from warrants | $									$ 0	$ 10,000	$ 0
Warrants to purchase ordinary Shares									124,491
Commissions and other offering expenses | $		$ 2,031,000
Increase In Authorized Share Capital														900,000
Increase In Shares Issued																	90,000,000
Private Issuance Purchase Equity Agreement [Member]
Disclosure of classes of share capital [line items]
Proceeds from shares issued | $									$ 15,920,000
Number of warrants issued			1,407,583
Exercise price of warrants | ₪ / shares			₪ 0.0013475
Risk free interest rate of warrants									4.26%
Unregistered pre funded warrants issued			1,407,583
Unregistered pre funded warrants to purchase common Stock			1,407,583
Increase in pre funded warrants exercise price | ₪ / shares			₪ 0.007
Financial liabilities, at fair value | $													$ 20,788,000
Proceeds from warrants | $									$ 17,233,000
Loss from warrants transactions | $													$ 3,555,000
Warrants to purchase ordinary Shares			1,407,583
Certain entities affiliated with CBI [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued						208,334